Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other (expense) income, net
Interest income	$ 6	$ 5	$ 5
Impairment of an investment (Note 11)	(7)	0	(14)
Other, net	(7)	(8)	(2)
Total other (expense) income, net	(8)	(3)	(11)
Accounts Receivable
Accounts Receivable, gross	1,102	1,048
Less: allowance for doubtful accounts	(16)	(16)
Total accounts receivable, net	1,086	1,032
Inventories
Work in process and raw materials, net	187	167
Finished goods, net	167	177
Service parts, net	443	430
Total inventories, net	797	774
Other current assets
Current deferred tax assets	223	147
Other	231	164
Total other current assets	454	311
Property, plant and equipment
Property, plant and equipment, gross	909	954
Less: accumulated depreciation	(601)	(589)
Total property, plant and equipment, net	308	365
Accumulated other comprehensive loss, net of tax
Currency translation adjustments	(6)	(82)
Unrealized gain on securities	1	1
Unrealized loss on derivatives	(10)	0
Actuarial losses and prior service costs on employee benefit plans	(1,232)	(1,411)
Total accumulated other comprehensive loss	(1,247)	(1,492)
Land and improvements [Member]
Property, plant and equipment
Property, plant and equipment, gross	42	46
Buildings and improvements [Member]
Property, plant and equipment
Property, plant and equipment, gross	231	234
Machinery and other equipment [Member]
Property, plant and equipment
Property, plant and equipment, gross	636	674
Trade Accounts Receivable [Member]
Accounts Receivable
Accounts Receivable, gross	1,056	1,002
Other Receivables [Member]
Accounts Receivable
Accounts Receivable, gross	$ 46	$ 46